Acquisitions, Investments and Disposals - Schedule of Discontinued Operations to Continuing Operations in Consolidated Statements of Operations and Comprehensive Income (Loss) (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 6,405,767	[1]	$ 8,505,931	[1]	$ 10,753,513	[1]
Cost of goods sold	(4,031,657)		(5,845,752)		(7,435,537)
Impairment of assets	(120,237)				(245,908)
Selling, general and administrative expenses	(392,606)	[2]	(510,105)	[2]	(506,821)	[2]
Foreign exchange (loss) gain	(2,396,123)		(164,768)		107,541
Other (expenses) and income, net	(9,613)	[3]	(74,571)	[3]	33,103	[3]
Loss from continuing operations, before income tax	(3,069,862)		(1,625,778)		(1,036,059)
Income tax (expense) benefit	183,908	[4]	(79,092)	[4]	(242,601)	[4]
Net loss from continuing operations	(2,885,954)		(1,704,870)		(1,278,660)
Donetsk Electrometallurgical Plant (DEMP) [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	23,040		94,617		363,055
Cost of goods sold	(27,235)		(97,431)		(374,402)
Impairment of assets	(18,020)		(177,417)		(205,522)
Selling, general and administrative expenses	(13,436)		(34,242)		(38,879)
Interest income and expenses, net	(971)		(2,446)		(3,269)
Foreign exchange (loss) gain	(57,060)		2,020		677
Other (expenses) and income, net	(152)		9,704		129
Loss from continuing operations, before income tax	(93,834)		(205,195)		(258,211)
Income tax (expense) benefit	(28,367)		28,944		4,920
Net loss from continuing operations	$ (122,201)		$ (176,251)		$ (253,291)

[1]	See Note 25
[2]	See Note 22
[3]	See Note 23
[4]	See Note 20